Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Group’s financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2018 and 2019:

	As of December 31, 2018
	Active market	Observable input	Non- observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Other financial assets	—	—	255,958	255,958

Liabilities:
Warrant liabilities	—	—	5,618	5,618

As of December 31, 2019
	Active market	Observable input	Non- observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	32,000	32,000

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability
The roll forward of major Level 3 financial assets and financial liability are as follows:

	Short-term investments	Other financial assets	Warrant liabilities
Fair value of Level 3 financial asset and liability as of December 31, 2017	—	266,245	(65,832)
Investment in other financial assets	—	30,000	—
Disposal of other financial assets	—	(40,000)	—
Fair value change	—	13,622	61,405
Exercise of warrants	—	—	1,314
Income received from other financial assets	—	(13,909)	—
Currency translation differences	—	—	(2,505)

Fair value of Level 3 financial asset and liability as of December 31, 2018	—	255,958	(5,618)
Purchase of short-term investments	134,000	—	—
Disposal of short-term investments	(102,703)	—	—
Disposal of other financial assets due to Termination Agreement (Note 4)	—	(256,000)	—
Fair value changes	703	42	5,644
Currency translation differences	—	—	(26)

Fair value of Level 3 financial assets and liability as of December 31, 2019	32,000	—	—

Summary of Estimated Useful Lives
Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Laboratory equipment	3 to 5 years
Software	2 to 5 years
Office furniture and equipment	5 years
Leasehold improvements	Lesser of useful life or lease term